Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt

Note 4: Long-term debt

As of the dates indicated, long-term debt consists of the following:

	December 31,
	2012	2011
8.875% Senior Notes due 2017, net of discount of $0 and $1,658, respectively	$—	$323,342
9.875% Senior Notes due 2020, net of discount of $5,969 and $6,441, respectively	294,031	293,559
8.25% Senior Notes due 2021	400,000	400,000
7.625% Senior Notes due 2022, including premium of $6,631 and $0, respectively	556,631	—
Senior secured revolving credit facility	25,000	—
Real estate mortgage notes, principal and interest payable monthly, bearing interest at rates ranging from 2.54% to 5.46%, due January 2013 through December 2028; collateralized by real property	12,596	12,116
Installment notes payable, principal and interest payable monthly, bearing interest at rates ranging from 2.00% to 6.99%, due January 2013 through October 2017; collateralized by automobiles, machinery and equipment	5,144	5,546
Capital lease obligations	—	10

	1,293,402	1,034,573
Less current maturities	3,746	3,078

	$1,289,656	$1,031,495

On March 27, 2013, we committed to borrow an additional $20,000 under our senior secured revolving credit facility and will receive the funds on April 1, 2013.

Maturities of long-term debt and capital leases, excluding premiums or discounts on our Senior Notes, are as follows as of December 31, 2012:

2013	$3,746
2014	2,098
2015	1,473
2016	732
2017	25,646
2018 and thereafter	1,259,045

$1,292,740

Senior Notes

On May 2, 2012, we issued $400,000 aggregate principal amount of 7.625% Senior Notes maturing on November 15, 2022. We used the net proceeds from the May 2, 2012 7.625% Senior Notes issuance to consummate a tender offer for all of our 8.875% Senior Notes due 2017, to redeem the 8.875% Senior Notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 7.625% Senior Notes semi-annually on May 15 and November 15 each year beginning November 15, 2012. On or after May 15, 2017, we may, at our option, redeem the 7.625% Senior Notes at the following redemption prices plus accrued and unpaid interest: 103.813% after May 15, 2017; 102.542% after May 15, 2018; 101.271% after May 15, 2019; and 100% after May 15, 2020. Prior to May 15, 2015, we may redeem up to 35% of the 7.625% Senior Notes with the net proceeds of one or more equity offerings at a redemption price of 107.625%, plus accrued and unpaid interest. The initial $400,000 of 7.625% Senior Notes were exchanged for registered notes effective September 28, 2012.

On November 15, 2012, we issued an additional $150,000 aggregate principal amount of 7.625% Senior Notes under the same indenture covering the issuance on May 2, 2102 (the “Add-on Notes”). The net proceeds from the additional 7.625% Senior Notes issuance were used to repay the outstanding balance of the indebtedness under our senior secured revolving credit facility and for general corporate purposes. In connection with the sale of the Add-on Notes, we entered into a registration rights agreement in which we agree to file a registration statement with the SEC related to an offer to exchange the Add-on Notes for an issue of registered notes within 270 days of the closing date (the “Target Registration Date”). If we fail to complete the exchange offer by the Target Registration Date, we will be required to pay liquidated damages equal to 0.25% per annum of the principal amount of the notes for the first 90 days after the Target Registration Date. After the first 90 days, the rate increases an additional 0.25% for each additional 90-day period, up to a maximum of 1.0% per annum.

In connection with the issuance of the May 2, 2012 7.625% Senior Notes, we capitalized approximately $8,778 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. In connection with the issuance of the November 15, 2012 Add-on Notes, we recorded a premium of $6,750 and capitalized $3,485 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Amortization of $119 was netted against interest expense during the year ended December 31, 2012 related to the premium and amortization of $419 was charged to interest expense during the year ended December 31, 2012 related to the issuance costs. Unamortized issuance costs of $11,844 were included in “Other assets” as of December 31, 2012.

During 2012, we recorded a $21,714 loss associated with the refinancing of our 8.875% Senior Notes, including $15,827 in repurchase or redemption-related fees and a $5,887 write-off of deferred financing costs and unaccreted discount.

On February 22, 2011, we issued $400,000 aggregate principal amount of 8.25% senior notes maturing on September 1, 2021. The net proceeds, after underwriting and issuance costs, were used to consummate a tender offer for all of our 8.5% senior notes due 2015, to redeem the 8.5% senior notes not purchased in the tender offer, and for general corporate purposes. Interest is payable on the 8.25% senior notes semi-annually on March 1 and September 1 each year beginning September 1, 2011. On or after September 1, 2016, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.125% after September 1, 2016, 102.750% after September 1, 2017, 101.375% after September 1, 2018, and 100% after September 1, 2019. Prior to March 1, 2014, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 108.250%, plus accrued and unpaid interest.

In connection with the issuance of the 8.25% Senior Notes, we capitalized $8,785 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $7,750 and $8,329 were included in “Other assets” as of December 31, 2012 and 2011, respectively. Amortization of $579 and $456 was charged to interest expense during the year ended December 31, 2012 and 2011, respectively.

During the year ended December 31, 2011, we recorded a $20,592 loss associated with the refinancing of our 8.5% senior notes due 2015, including $15,101 in repurchase or redemption-related fees and a $5,491 write-off of deferred financing costs.

On September 16, 2010, we issued $300,000 of 9.875% senior notes due 2020 at a price of 97.672% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to pay down the outstanding indebtedness under our revolving line of credit and for working capital. Interest is payable on the senior notes semi-annually on April 1 and October 1 each year beginning April 1, 2011. The notes mature on October 1, 2020. On or after October 1, 2015, we may, at our option, redeem the notes at the following redemption prices plus accrued and unpaid interest: 104.938% after October 1, 2015, 103.292% after October 1, 2016, 101.646% after October 1, 2017, and 100% after October 1, 2018 and thereafter. Prior to October 1, 2013, we may redeem up to 35% of the notes with the net proceeds of one or more equity offerings at a redemption price of 109.875%, plus accrued and unpaid interest.

In connection with the issuance of the 9.875% senior notes, we recorded a discount of $6,984 and capitalized $6,796 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $5,816 and $6,275 were included in “Other assets” as of December 31, 2012 and 2011, respectively. Accretion of $472, $424, and $119 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the discount, and amortization of $459, $409, and $112 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the issuance costs.

On January 18, 2007, we issued $325,000 of 8.875% senior notes due 2017 at a price of 99.178% of the principal amount. The net proceeds, after underwriting and issuance costs, were used to reduce outstanding indebtedness under our revolving line of credit and for working capital. Interest on the notes is payable semi-annually on February 1 and August 1 each year beginning August 1, 2007, and the notes mature on February 1, 2017. These notes were repurchased or redeemed upon issuance of the 7.625% Senior Notes maturing on November 15, 2022 issued May 2, 2012.

In connection with the issuance of the 8.875% senior notes, we recorded a discount of $2,671 and capitalized $7,316 of issuance costs related to underwriting and other fees that are amortized to interest expense using the effective interest method. Unamortized issuance costs of $0 and $4,552 were included in “Other assets” as of December 31, 2012 and 2011, respectively. Accretion of $86, $243, and $222 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the discount, and amortization of $237, $669, and $609 was charged to interest expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to the issuance costs.

The indentures governing our 9.875% senior notes due 2020, and our 8.25% senior notes due 2021, and our 7.625% senior notes due 2022 (collectively, our “Senior Notes”) contain certain covenants which limit our ability to:

•	incur or guarantee additional indebtedness, or issue preferred stock;

•	pay dividends on our capital stock or redeem, repurchase, or retire our capital stock or subordinated debt;

•	make investments;

•	incur liens on assets;

•	create restrictions on the ability of our restricted subsidiaries to pay dividends, make loans, or transfer property to us;

•	engage in transactions with affiliates;

•	sell assets, including capital stock of our subsidiaries;

•	consolidate, merge or transfer assets; and

•	enter into other lines of business.

If we experience a change of control (as defined in the indentures governing the Senior Notes), including making certain asset sales, subject to certain conditions, we must give holders of the Senior Notes the opportunity to sell to us their Senior Notes at 101% of the principal amount, plus accrued and unpaid interest.

Chaparral Energy, Inc. is a holding company and owns no operating assets and has no significant operations independent of its subsidiaries. Our obligations under our outstanding Senior Notes have been fully and unconditionally guaranteed, on a joint and several basis, by all of our wholly owned subsidiaries except for Oklahoma Ethanol, LLC and Chaparral Biofuels, LLC.

Senior secured revolving credit facility

In April 2010, we entered into an Eighth Restated Credit Agreement (our “senior secured revolving credit facility”), which is collateralized by our oil and natural gas properties and, as amended, matures on November 1, 2017. We used the proceeds from the sale of common stock to CCMP, along with proceeds available under our senior secured revolving credit facility, to repay the amounts owing under our Seventh Restated Credit Agreement. During the year ended December 31, 2010, we wrote off deferred financing costs associated with the refinancing of our Seventh Restated Credit Agreement of $2,241, and we recorded deferred financing costs associated with the closing of our senior secured revolving credit facility of $10,909. The Eighth Amendment to our senior secured revolving credit facility, effective April 30, 2012, amended our Asset Sale Covenant to permit the sale of certain oil and natural gas properties located in southern Oklahoma and increased our permitted ratio of Consolidated Net Debt to Consolidated EBITDAX. The Ninth Amendment to our senior secured revolving credit facility, effective May 24, 2012, amended the calculation of Consolidated EBITDAX to permit the exclusion of our reasonable and customary fees related to the refinancing of our 8.875% Senior Notes. The Tenth Amendment to our senior secured revolving credit facility, effective November 1, 2012, increased our borrowing base from $375,000 to $500,000; increased the Aggregate Maximum Credit Amount from $450,000 to $750,000 and the maximum Aggregate Maximum Credit Amount (after giving effect to any exercise of the accordion option on the terms and conditions set forth in the senior secured revolving credit facility) to $850,000; extended the maturity date to November 1, 2017; reduced the applicable margins added to the Adjusted LIBO Rate for the purposes of determining the interest rate (i) on Eurodollar loans to a margin ranging from 1.50% to 2.50% and (ii) on ABR loans to a margin ranging from 0.50% to 1.50%, each depending on the utilization percentage of the conforming borrowing base; reduced commitment fees to 0.375% if less than 50% of the borrowing base is utilized; reaffirmed the borrowing base through May 1, 2013 and permitted the offering of the Add-on Notes without triggering the automatic 25% reduction of the borrowing base.

Amounts borrowed under our senior secured revolving credit facility are subject to varying rates of interest based on (1) the total outstanding borrowings in relation to the borrowing base (the “utilization percentage”) and (2) whether we elect to borrow at the Eurodollar rate or the Alternate Base Rate (“ABR”). The entire balance outstanding at December 31, 2012 was subject to the Eurodollar rate.

The Eurodollar rate is computed at the Adjusted LIBO Rate, defined as the rate applicable to dollar deposits in the London interbank market with a maturity comparable to the interest period (one, two, three or six months, selected by us) times a Statutory Reserve Rate multiplier, as defined in our senior secured revolving credit facility, plus a margin that varies depending on our utilization percentage. During 2012, the margin varied from 1.50% to 2.75%. Interest payments on Eurodollar borrowings are due the last day of the interest period, if shorter than three months or every three months.

Interest on loans subject to the ABR is computed as the greater of (1) the Prime Rate, as defined in our senior secured revolving credit facility, (2) the Federal Funds Effective Rate, as defined in our senior secured revolving credit facility, plus 0.50%, or (3) the Adjusted LIBO Rate, as defined in our senior secured revolving credit facility, plus 1%, plus a margin that varies depending on our utilization percentage. During 2012, the margin varied from 0.50% to 1.75%.

Commitment fees of 0.375% to 0.50% accrue on the unused portion of the borrowing base amount, based on the utilization percentage, and are included as a component of interest expense. We have the right to make prepayments of the borrowings at any time without penalty or premium.

Our senior secured revolving credit facility contains restrictive covenants that may limit our ability, among other things, to:

•	incur additional indebtedness;

•	create or incur additional liens on our oil and natural gas properties;

•	pay dividends in cash or other property, redeem our capital stock or prepay certain indebtedness;

•	make investments in or loans to others;

•	change our line of business;

•	enter into operating leases;

•	merge or consolidate with another person, or lease or sell all or substantially all of our assets;

•	sell, farm-out or otherwise transfer property containing proved reserves;

•	enter into transactions with affiliates;

•	issue preferred stock;

•	enter into negative pledge agreements or agreements restricting the ability of our subsidiaries to pay dividends;

•	enter into or terminate certain swap agreements;

•	amend our organizational documents; and

•	amend, modify or waive under our permitted bond documents (i) any covenants that would make the terms materially more onerous to us or (ii) certain other provisions.

Our senior secured revolving credit facility, as amended, also has certain negative and affirmative covenants that require, among other things, maintaining a Current Ratio, as defined in our senior secured revolving credit facility, of not less than 1.0 to 1.0 and a Consolidated Net Debt to Consolidated EBITDAX ratio, as defined in our senior secured revolving credit facility, of not greater than 4.50 to 1.0 for each period of four consecutive fiscal quarters ending on the last day of such applicable fiscal quarter.

The First Amendment to our senior secured revolving credit facility, dated July 26, 2010, modified the definition of Consolidated EBITDAX to (1) permit cash proceeds received from the monetization of derivatives to be included in the calculation of Consolidated EBITDAX, to the extent that such monetizations, in any period between scheduled redeterminations, do not exceed 5% of the borrowing base then in effect, and (2) permit the exclusion from the calculation of Consolidated EBITDAX of up to $4,500 in one-time cash expenses associated with our financing transactions that were incurred and paid during the second quarter of 2010.

The Fourth Amendment to our senior secured revolving credit facility, effective April 1, 2011, amended the definition of Consolidated EBITDAX to permit the exclusion of our reasonable and customary fees and expenses related to the refinancing of our 8.5% Senior Notes due 2015 from the calculation of Consolidated EBITDAX.

We believe we were in compliance with all covenants under our senior secured revolving credit facility as of December 31, 2012.

Our senior secured revolving credit facility also specifies events of default, including non-payment, breach of warranty, non-performance of financial covenants, default on other indebtedness, certain adverse judgments, and change of control, among others. In addition, bankruptcy and insolvency events with respect to us or certain of our subsidiaries will result in an automatic acceleration of the indebtedness under our senior secured revolving credit facility. An acceleration of our indebtedness under our senior secured revolving credit facility could in turn result in an event of default under the indentures for our Senior Notes, which in turn could result in the acceleration of the Senior Notes.

If the outstanding borrowings under our senior secured revolving credit facility were to exceed the borrowing base as a result of a redetermination, we would be required to eliminate this excess. Within 10 days after receiving notice of the new borrowing base, we would be required to make an election: (1) to repay a portion of our bank borrowings in the amount of the excess either in a lump sum within 30 days or in equal monthly installments over a six-month period, (2) to submit within 30 days additional oil and natural gas properties we own for consideration in connection with the determination of the borrowing base sufficient to eliminate the excess or (3) to eliminate the excess through a combination of repayments and the submission of additional oil and natural gas properties within 30 days.